UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

                                                       Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:          317-917-7000

Date of fiscal year end:    8/31

Date of reporting period:              11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Common Stocks - 57.13%	Shares	Value
Air Courier Services - 1.63%		
FedEx Corp.	1,000	$ 97,620
Computer Peripheral Equipment - 2.13%		
Xerox Corp. (a)	9,000	127,800
Electric Services - 1.92%		
Cinergy Corp.	1,000	41,080
Great Plains Energy, Inc.	1,000	29,060
Progress Energy, Inc.	1,000	44,780
		114,920
Electronic & Other Electrical Equipment - 2.98%		
General Electric Co.	5,000	178,600
Finance Services - 2.16%		
First Data Corp.	3,000	129,810
Fire, Marine & Casualty Insurance - 1.12%		
American International Group, Inc.	1,000	67,140
Food and Kindred Products - 0.33%		
Unilever PLC (b)	500	19,620
General Industrial Machinery & Equipment - 1.72%		
Ingersoll-Rand Co.	2,600	103,038
Grain Mill Products - 1.59%		
General Mills, Inc.	2,000	95,060
Life Insurance - 1.96%		
American Equity Investment Life Holding Co.	10,000	117,600
National Commercial Banks - 7.98%		
Bank of America Corp.	800	36,712
Citigroup, Inc.	4,000	194,200
US Bancorp	3,000	90,840
Wells Fargo & Co.	2,500	157,125
		478,877
Newspapers: Publishing or Publishing & Printing - 1.56%		
News Corp.	6,000	93,840
Pharmaceutical Preparations - 6.37%		
Johnson & Johnson	1,500	92,625
Eli Lilly & Co.	2,800	141,400
Pfizer, Inc.	7,000	148,400
		382,425
Radiotelephone Communications - 1.00%		
Deutsche Telekom AG (b)	3,600	59,724
Real Estate Investment Trusts - 2.48%		
Inland Real Estate Corp.	10,000	148,800
Retail - Building Materials, Hardware, Garden Supply - 1.97%		
Sherwin Williams Co.	2,700	118,368
Retail - Family Clothing Stores - 0.58%		
Gap, Inc.	2,000	34,760
Retail - Home Furniture, Furnishings & Equipment Stores - 0.85%		
Linens'n Things, Inc. (a)	2,000	51,220
Retail - Lumber & Other Building Materials Dealers - 1.39%		
Home Depot, Inc.	2,000	83,560

Archer Balanced Fund
Schedule of Investments - continued
November 30, 2005 (Unaudited)

Common Stocks - 57.13% - continued	**Shares**	**Value**
Retail - Variety Stores - 1.62%		
Wal Mart Stores, Inc.	2,000	$ 97,120
Services - Business Services - 0.48%		
Accenture Ltd.	1,000	28,440
Services - Miscellaneous Amusement & Recreation - 3.32%		
Walt Disney Co.	8,000	199,440
Services - Prepackaged Software - 3.23%		
Microsoft Corp.	7,000	193,970
State Commercial Banks - 1.81%		
Fifth Third Bancorp	2,700	108,729
Telephone Communications - 4.25%		
BT Group PLC (b)	2,500	92,725
China Telecom Corp (b)	1,000	34,430
Verizon Communications, Inc.	4,000	127,920
		255,075
Telephone & Telegraph Apparatus - 0.70%		
Lucent Technologies (a)	15,000	41,850
TOTAL COMMON STOCKS (Cost $3,319,987)		3,427,406

Reverse Convertible Corporate Bonds - 16.12%	**Principal Amount**	
Barclays Bank PLC, 10.50%, 11/30/2006 convertible to MGM Mirage	$ 100,000	98,000
Barclays Bank PLC, 7.00%, 5/31/2006 convertible to Microsoft Corporation	100,000	99,690
Barclays Bank PLC, 10.00%, 10/31/2006 convertible to Micron Technology, Inc.	100,000	98,980
SG Structured Products, 9.25%, 12/22/2005 convertible to Bristol Myers Squibb Co.	100,000	99,417
SG Structured Products, 8.75%, 9/29/2006 convertible to Intel Corp.	100,000	100,790
SG Structured Products, 8.00%, 7/28/2006 convertible to McDonald's Corp.	100,000	101,350
SG Structured Products, 8.75%, 9/29/2006 convertible to Pfizer, Inc.	300,000	267,990
SG Structured Products, 8.00%, 9/29/2006 convertible to Home Depot, Inc.	100,000	100,700
TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $979,796)		966,917
Zero Coupon Bond - 3.25%		
US Treasury Strip, 0.00%, 5/15/2025	500,000	194,956
TOTAL ZERO COUPON BONDS (Cost $195,734)		194,956
Money Market Securities - 23.01%		
Fidelity Money Market, 3.95% (c)	1,380,780	1,380,780
TOTAL MONEY MARKET SECURITIES (Cost $1,380,780)		1,380,780
TOTAL INVESTMENTS (Cost $5,876,297) - 99.51%		$ 5,970,059
Other assets less liabilities - 0.49%		29,318
TOTAL NET ASSETS - 100.00%		$ 5,999,377

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2005.

Tax Related	
Unrealized appreciation	$ 168,284
Unrealized depreciation	(74,522)
Net unrealized appreciation	$ 93,762
Aggregate cost of securities for income tax purposes	$ 5,876,297

Monteagle Funds
Monteagle Value Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Common Stocks - 97.19%	Shares	Value
Crude Petroleum & Natural Gas - 4.34%		
Kerr-McGee Corp.	10,000	$ 864,500
Drilling Oil & Gas Wells - 9.56%		
Rowan Co., Inc. (a)	26,450	949,026
Transocean, Inc. (a)	15,000	957,600
		1,906,626
Electric Services - 3.44%		
Duke Energy Corp.	25,550	686,273
Electronic Components & Accessories - 2.21%		
Vishay Intertechnology, Inc. (a)	34,400	441,352
Fire, Marine & Casualty Insurance - 2.69%		
American International Group, Inc.	8,000	537,120
Gold & Silver Ores - 6.34%		
Barrick Gold Corp.	25,000	665,250
Newmont Mining Corp.	13,000	599,560
		1,264,810
Guided Missiles & Space Vehicles & Parts - 3.54%		
Goodrich Corp.	18,300	704,916
Newspapers: Publishing & Printing - 1.76%		
Tribune Co.	11,000	351,670
Oil & Gas Field Exploration Services - 5.43%		
Halliburton Co.	17,000	1,082,050
Oil & Gas Field Machinery & Equipment - 2.01%		
Baker Hughes, Inc.	7,000	401,450
Paper Mills - 2.78%		
MeadWestvaco Corp.	19,795	554,063
Paperboard Containers & Boxes - 3.60%		
Sonoco Products Co.	25,000	717,000
Petroleum Refining - 2.38%		
Marathon Oil Corp.	8,000	474,320
Pharmaceutical Preparations - 7.01%		
Bristol-Myers Squibb Co.	20,000	431,800
Pfizer, Inc.	20,000	424,000
Schering-Plough Corp.	28,000	540,960
		1,396,760
Photographic Equipment & Supplies - 2.72%		
Eastman Kodak Co.	22,600	541,722
Plastic Mail, Synthetic Resin/Rubber, Cellulos - 3.16%		
DuPont (EI) de NeMours & Co.	14,750	630,562
Railroad Equipment - 4.18%		
Trinity Industries, Inc.	20,000	832,800
Real Estate Investment Trusts - 2.70%		
New Plan Excel Realty Trust, Inc.	22,550	538,494
Retail - Department Stores - 6.10%		
Federated Department Stores	6,853	441,539
Saks, Inc. (a)	25,000	413,250
Sears Holding Corp. (a)	3,147	361,968
		1,216,757
Retail - Grocery Stores - 2.78%

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Common Stocks - 99.25%	**Shares**	**Value**
Biological Products - 3.65%		
Amgen, Inc. (a)	15,000	$ 1,213,950
Electromedical & Electrotherapeutic Apparatus - 3.09%		
Medtronic, Inc.	18,500	1,028,045
Electronic & Other Electrical Equipment - 2.97%		
General Electric Co.	27,700	989,444
Electronic Computers - 4.83%		
Apple Computer, Inc. (a)	23,700	1,607,334
Finance Services - 3.09%		
American Express Co.	20,000	1,028,400
Hospital & Medical Service Plans - 6.76%		
Coventry Health Care, Inc. (a)	14,850	884,614
UnitedHealth Group, Inc.	22,800	1,364,808
		2,249,422
Leather & Leather Products - 3.81%		
Coach, Inc. (a)	36,800	1,267,024
Miscellaneous Chemical Products - 3.43%		
Smith International, Inc.	30,200	1,141,258
Oil & Gas Field Machinery & Equipment - 2.78%		
Baker Hughes, Inc.	16,100	923,335
Opthalmic Goods - 4.21%		
Alcon, Inc.	10,000	1,402,000
Petroleum Refining - 3.35%		
ConocoPhillips	18,400	1,113,384
Pharmaceutical Preparations - 2.71%		
Johnson & Johnson	14,600	901,550
Radio & TV Broadcasting & Communication Equipment - 2.96%		
L-3 Communications Holdings	13,200	983,400
Retail - Drug Stores and Proprietary Stores - 3.15%		
Medco Health Solutions, Inc. (a)	19,500	1,046,175
Retail - Eating & Drinking Places - 3.88%		
Starbucks Corp. (a)	42,400	1,291,080
Retail - Lumber & Other Building Materials Dealers - 3.57%		
Lowe's Companies, Inc.	17,600	1,187,648
Retail - Variety Stores - 2.72%		
Target Corp.	16,900	904,319
Retail - Women's Clothing Stores - 1.76%		
Chicos Fashion, Inc. (a)	13,300	586,663
Security Brokers, Dealers & Flotation Companies - 4.57%		
Legg Mason, Inc.	12,400	1,520,860
Security & Commodity Brokers, Dealers, Exchanges & Services - 4.58%		
Chicago Mercantile Exchange Holdings, Inc.	4,300	1,522,845
Semiconductors & Related Devices - 7.70%		
Marvell Technology Group Ltd. (a)	27,000	1,499,580
Nvidia Corp. (a)	29,400	1,063,398
		2,562,978
Services - Business Services - 3.29%

Monteagle Funds
Monteagle Fixed Income Fund
Schedule of Investments
November 30, 2005 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 57.16%		
Abbott Laboratories Corp., 5.400%, 09/15/2008	$ 500,000	$ 507,623
Alcoa, Inc., 5.375%, 0/15/2013	500,000	506,116
American Express Co., 4.750%, 06/17/2009	500,000	496,909
Bank of America Corp., 4.875%, 01/15/2013	500,000	492,355
Bank of America Corp., 5.875%, 02/15/2009	250,000	256,989
Bank of New York Co. Inc., 3.900%, 09/01/2007	500,000	492,097
Bottling Group LLC, 4.625%, 11/15/2012	500,000	490,161
Bristol Myers Squibb, 5.750%, 10/01/2011	500,000	514,548
CIT Group Holdings, Inc., 4.750%, 12/15/2010	500,000	490,447
Coca-Cola Enterprises, 5.750%, 03/15/2011	500,000	518,387
Credit Suisse First Boston, 4.875%, 08/15/2010	350,000	346,550
Dayton Hudson Corp., 5.875%, 11/01/2008	750,000	772,107
First Data Corp., 4.850%, 10/01/2014	500,000	472,516
General Electric Company, 5.000%, 02/01/2013	500,000	496,733
Goldman Sachs Group Inc., 5.250%, 10/15/2013	500,000	497,580
Household Financial Co., 6.500%, 11/15/2008	500,000	520,319
IBM Corp., 5.375%, 02/01/2009	1,000,000	1,016,708
JP Morgan Chase & Co., 4.500%, 01/15/2012	500,000	482,073
Lehman Bros Holdings, 4.375%, 11/30/2010	500,000	486,037
Merck & Co., Inc., 4.750%, 03/01/2015	500,000	477,703
Nabisco, Inc., 7.050%, 07/15/2007	1,000,000	1,032,099
SLM Corp., 4.500%, 07/26/2010	500,000	488,299
Suntrust Bank, 6.375%, 04/01/2011	500,000	530,418
Textron Financial Corp., 4.125%, 03/03/2008	500,000	492,028
Wells Fargo & Co., 5.250%, 12/01/2007	500,000	505,394
TOTAL CORPORATE BONDS (Cost $13,729,118)		13,382,196
Municipal Obligations - 16.48%		
Atlanta & Fulton County, Georgia Recreation Authority Downtown Arena Project, 6.625%, 12/01/2011	300,000	316,137
Denver, Colorado City & County School District, 6.760%, 12/15/2007	25,000	25,975
Denver, Colorado City & County School District, 6.760%, 12/15/2007	975,000	1,011,104
LaGrange, Georgia Development Authority Communications System Project, 6.100%, 02/01/2010	750,000	780,555
New Jersey Sports & Expos, 7.375%, 03/01/2007	500,000	516,350
New Rochelle, New York Public Improvement, 4.850%, 03/15/2011	200,000	199,802
Texas Tech University, 5.320%, 08/15/2007	1,000,000	1,008,780
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,762,927)		3,858,703
U.S. Agency Obligations - 22.23%		
Federal Home Loan Bank, 3.500%, 2/16/2007	200,000	198,990
Federal Home Loan Bank, 4.020%, 05/15/2008	500,000	491,553
Federal Home Loan Bank, 4.500%, 11/15/2012	750,000	737,046
Federal Home Loan Bank, 5.250%, 06/18/2014	500,000	513,125
Federal Home Loan Mortgage Association, 3.000%, 03/28/2008	500,000	479,408
Federal Home Loan Mortgage Association, 4.750%, 12/30/2008	250,000	249,722
Federal Home Loan Mortgage Association, 5.625%, 03/15/2011	500,000	519,347
Federal National Mortgage Association, 3.125%, 03/16/2009	250,000	537,866
Federal National Mortgage Association, 5.000%, 03/02/2015	500,000	489,165
Federal National Mortgage Association, 5.000%, 08/02/2012	250,000	247,433
Federal National Mortgage Association, 5.000%, 08/02/2012	500,000	493,941
Federal National Mortgage Association, 5.250%, 03/24/2015	565,000	246,972
TOTAL U.S. AGENCY OBLIGATIONS (Cost $5,314,827)		5,204,568
Money Market Securities - 3.13%	**Shares**	
Federated U.S. Treasury Obligations Fund, 3.810% (a)	731,147	731,147
TOTAL MONEY MARKET SECURITIES (Cost $731,147)		731,147
TOTAL INVESTMENTS (Cost $23,538,019) - 99.00%		$ 23,176,614
Cash & other assets less liabilities - 1.00%		234,861
TOTAL NET ASSETS - 100.00%		$ 23,411,475

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Common Stocks - 97.57%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 2.10%		
United Technologies Corp.	1,225	$ 65,954
Agents, Brokers & Services - 1.95%		
Hartford Financial Services Group, Inc.	700	61,159
Biological Products - 1.55%		
Amgen, Inc. (a)	400	32,372
Invitrogen Corp. (a)	245	16,329
		48,701
Bottled & Canned Soft Drinks & Carbonated Waters - 0.92%		
Coca Cola Co.	675	28,816
Cable & Other Pay Television Services - 0.77%		
Viacom, Inc.	725	24,215
Calculating & Accounting Machines - 0.87%		
NCR Corp. (a)	800	27,160
Computer Communication Equipment - 2.14%		
Cisco Systems, Inc. (a)	3,825	67,090
Computer Storage Devices - 1.75%		
EMC Corp. (a)	3,950	55,023
Construction, Mining & Materials Handling Machinery & Equipment - 0.97%		
Dover Corp.	750	30,337
Converted Paper & Paperboard Products - 4.50%		
3M Company	575	45,126
Kimberly-Clark Corp.	1,625	95,843
		140,969
Crude Petroleum & Natural Gas - 1.52%		
Chesapeake Energy Corp.	1,650	47,768
Diversified - 0.87%		
Honeywell International, Inc.	750	27,405
Drilling Oil & Gas Wells - 0.72%		
Patterson Energy, Inc.	725	22,649
Electric & Other Services Combined - 1.58%		
Exelon Corp.	950	49,438
Electric Services - 1.15%		
TXU Corp.	350	35,921
Electronic & Other Electrical Equipment - 3.27%		
General Electric Co.	2,875	102,695
Finance Services - 1.25%		
Morgan Stanley, Dean Witter & Co.	700	39,221
Fire, Marine & Casualty Insurance - 3.88%		
American International Group, Inc.	1,150	77,211
St. Paul Travelers Companies, Inc.	958	44,576
		121,787
Food & Kindred Products - 2.31%		
Altria Group, Inc.	900	65,511
Unilever PLC. (b)	175	6,867
		72,378

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
November 30, 2005 (Unaudited)

Common Stocks - 97.57% - continued	Shares	Value
Hospital & Medical Service Plans - 1.88%		
PacifiCare Health Systems, Inc. (a)	275	$ 23,661
Wellpoint, Inc. (a)	460	35,342
		59,003
Hotels & Motels - 2.04%		
Hilton Hotels Corp.	2,925	64,116
Land Subdividers & Developers - 0.26%		
D R Horton, Inc.	225	7,974
Life Insurance - 2.19%		
Genworth Financial, Inc.	1,015	34,967
Nationwide Financial Services, Inc. - Class A	800	33,720
		68,687
Miscellaneous Manufacturing Industries - 0.42%		
International Game Technology	450	13,207
Motor Vehicles & Passenger Car Bodies - 0.18%		
General Motors Corp.	250	5,475
National Commercial Banks - 6.34%		
Bank of America Corp.	1,708	78,380
Citigroup, Inc.	2,125	103,169
Wachovia Corp.	325	17,355
		198,904
Newspapers: Publishing or Publishing & Printing - 1.50%		
News Corp.	3,175	47,022
Oil & Gas Field Machinery & Equipment - 1.02%		
National-Oilwell Varco, Inc. (a)	525	31,826
Operative Builders - 0.23%		
Centex Corp.	100	7,185
Petroleum Refining - 5.10%		
Conocophillips	750	45,382
Exxon Mobil Corp.	1,975	114,609
		159,991
Pharmaceutical Preparations - 2.96%		
Pfizer, Inc.	2,832	60,038
Teva Pharmaceutical (b)	805	32,908
		92,946
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.44%		
Dow Chemicals Co.	1,000	45,250
Primary Smelting & Refining of Nonferrous Metals - 1.08%		
Phelps Dodge Corp.	250	33,917
Refuse Systems - 0.76%		
Waste Management, Inc.	800	23,928
Retail - Department Stores - 0.68%		
Kohl's Corporation (a)	150	6,900
J C Penney Corp, Inc.	275	14,429
		21,329
Retail - Drug Stores & Proprietary Stores - 1.52%		
Caremark Rx, Inc. (a)	925	47,536
Retail - Lumber & Other Building Materials Dealers - 1.24%		
Home Depot, Inc.	405	16,921
Lowes Companies, Inc.	325	21,931
		38,852

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
November 30, 2005 (Unaudited)

Common Stocks - 97.57% - continued	Shares	Value
Retail - Variety Stores - 2.34%		
Family Dollar Stores, Inc.	1,100	$ 24,761
Wal-Mart Stores, Inc.	1,000	48,560
		73,321
Rolling, Drawing & Extruding of Nonferrous Metals - 0.46%		
Alcoa, Inc.	525	14,390
Savings Institutions, Not Federally Chartered - 1.05%		
Washington Mutual, Inc.	800	32,952
Security Brokers, Dealers & Flotation Companies - 3.13%		
Lehman Brothers Holdings, Inc.	780	98,280
Semiconductors & Related Devices - 7.43%		
Intel Corp.	2,100	56,028
Maxim Integrated Products, Inc.	2,000	73,100
Microchip Technology, Inc.	1,950	65,052
Micron Technology, Inc. (a)	2,725	38,859
		233,039
Services - Advertising Agencies - 0.30%		
Lamar Advertising Co. - Class A (a)	200	9,270
Services - Auto Rental & Leasing - 1.18%		
Ryder System, Inc.	875	37,126
Services - Computer Processing & Data Preparation - 0.34%		
Emdeon Corp. (a)	1,400	10,710
Services - Engineering, Accounting, Research, Management - 0.91%		
Paychex, Inc.	675	28,627
Services - Miscellaneous Amusement & Recreation - 1.61%		
Walt Disney Co.	2,025	50,483
Services - Motion Picture & Video Tape Production - 0.72%		
Time Warner, Inc.	1,250	22,475
Services - Prepackaged Software - 3.16%		
Microsoft Corp.	3,575	99,063
State Commercial Banks - 2.90%		
Bank of New York Co., Inc.	1,050	34,020
North Fork Bancorporation, Inc.	2,112	57,024
		91,044
Surety Insurance - 1.33%		
MBIA, Inc.	675	41,702
Telephone Communications - 3.06%		
Verizon Communications, Inc.	3,000	95,940
Telephone & Telegraph Apparatus - 0.47%		
ADC Telecommunications, Inc. (a)	725	14,812
Trucking - 0.64%		
Hunt (JB) Transport Services, Inc.	900	20,151
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.83%		
AmerisourceBergen Corp.	325	26,114
Wholesale - Groceries & Related Products - 0.80%		
Sysco Corp.	775	25,048
TOTAL COMMON STOCKS (Cost $2,736,046)		3,060,381

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Common Stocks - 97.93%	**Shares**	**Value**
Air Conditioning, Heating, Cooling & Refrigeration Equipment - 0.73%		
Engineered Support Systems, Inc.	5,525	$ 223,265
Arrangement Of Transportation Of Freight & Cargo - 1.35%		
Pacer International, Inc.	15,700	414,951
Ball & Roller Bearings - 0.40%		
NN, Inc.	12,450	123,753
Biological Products - 2.70%		
Cotherix, Inc. (a)	16,050	199,180
NeoPharm, Inc. (a)	58,046	547,954
Vical, Inc. (a)	15,450	79,568
		826,702
Bituminous Coal & Lignite Surface Mining - 0.79%		
Alpha Natural Resources, Inc. (a)	10,050	241,401
Concrete Products - 0.63%		
U.S. Concrete, Inc. (a)	23,400	192,348
Construction - Special Trade Contractors - 1.11%		
Chicago Bridge & Iron Co. (b)	13,140	340,195
Crude Petroleum & Natural Gas - 2.25%		
Comstock Resources, Inc. (a)	10,700	328,169
Exploration Co Of Delaware, Inc. (a)	12,780	79,747
Petrohawk Energy Corp. (a)	21,225	282,505
		690,421
Drilling Oil & Gas Wells - 2.52%		
Smedvig ASA (b)	15,445	231,675
Todco (a)	13,050	541,445
		773,120
Electronic Components - 1.33%		
Advanced Energy Industries, Inc. (a)	30,400	406,144
Fire, Marine & Casualty Insurance - 1.05%		
Aspen Insurance Holdings Ltd.	9,420	235,783
North Pointe Holdings Corp. (a)	6,475	87,477
		323,260
Footwear - 1.23%		
Rocky Shoes & Boots, Inc. (a)	8,350	199,816
Skechers USA, Inc. (a)	11,800	176,528
		376,344
General Building Contractors - 0.26%		
Technical Olympic, Inc.	3,850	79,810
Glass Products, Made of Purchased Glass - 0.57%		
Apogee Enterprises, Inc.	11,300	174,811
Insurance Agents Brokers & Services - 0.58%		
Hub International LTD.	7,350	177,135
Investment Advice - 3.12%		
Affiliated Managers Group (a)	12,150	957,906
Laboratory Analytical Instruments - 0.45%		
Tripath Imaging, Inc. (a)	22,300	137,368
Laboratory Apparatus & Furniture - 1.05%		
ThermoGenesis Corp. (a)	75,700	323,239
Measuring & Controlling Devices - 0.70%

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
November 30, 2005 (Unaudited)

Common Stocks - 97.93% - continued	**Shares**	**Value**
Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.44%		
Ellis (Perry) International, Inc. (a)	6,190	$ 124,605
Quiksilver, Inc. (a)	25,850	317,438
		442,043
Metal Forgings & Stampings - 0.63%		
Ladish Co., Inc. (a)	9,350	191,675
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.24%		
Spectrum Brands, Inc. (a)	21,150	380,700
Miscellaneous Primary Metal Products - 0.21%		
Nanophase Technologies Corp. (a)	10,800	65,232
Motor Vehicle Parts & Accessories - 0.98%		
Clarcor, Inc.	10,135	299,591
National Commercial Banks - 1.87%		
Cardinal Financial Corp.	38,350	419,933
Nara Bancorp, Inc.	8,250	154,440
		574,373
Oil & Gas Field Machinery & Equipment - 1.67%		
Superior Energy Services, Inc. (a)	23,450	510,506
Operative Builders - 2.60%		
Comstock Homebuilding Companies, Inc. (a)	30,325	466,095
Meritage Homes Corp. (a)	2,650	176,145
Orleans Homebuilders, Inc.	1,050	20,433
WCI Communities, Inc. (a)	5,250	134,820
		797,493
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.52%		
Symmetry Medical, Inc.	8,700	159,819
Paper Mills - 0.54%		
Bowater, Inc.	5,350	166,118
Perfumes, Cosmetics & Other Toilet Preparations - 2.38%		
Elizabeth Arden, Inc. (a)	23,615	449,630
Parlux Fragrances, Inc. (a)	9,750	280,605
		730,235
Personal Credit Institutions - 1.16%		
Advanta Corp.	10,975	355,370
Pharmaceutical Preparations - 7.66%		
Andrx Corp. (a)	8,795	156,463
Bioenvision, Inc. (a)	50,570	277,124
Durect Corp. (a)	122,310	640,904
Hollis Eden Pharmaceuticals Inc. (a)	42,270	226,567
Keryx Pharmaceuticals, Inc. (a)	14,400	200,016
MGI Pharma, Inc. (a)	25,500	503,370
Taro Pharmaceutical Industries LTD (a)	10,950	145,526
Telik, Inc. (a)	11,800	198,004
		2,347,974
Radio & TV Broadcasting & Communications Equipment - 3.47%		
Powerwave Technologies, Inc. (a)	56,750	712,780
SafeNet, Inc. (a)	4,425	157,309
Tekelec Corp. (a)	14,950	194,350
		1,064,439
Retail - Apparel & Accessory Stores - 1.34%		
Hot Topic, Inc. (a)	16,150	250,325
Men's Warehouse, Inc. (a)	5,500	161,150
		411,475

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
November 30, 2005 (Unaudited)

Common Stocks - 97.93% - continued	**Shares**	**Value**
Retail - Department Store - 0.34%		
Maidenform Brands, Inc. (a)	8,200	$ 105,452
Retail - Eating Places - 0.26%		
Sonic Corp. (a)	2,650	78,413
Retail - Restaurants - 1.13%		
CKE Restaurants, Inc.	27,450	346,144
Retail - Shoe Stores - 0.59%		
Finish Line, Inc.	10,400	179,504
Secondary Smelting & Refining of Nonferrous Metals - 0.55%		
Aleris International, Inc. (a)	5,025	167,081
Semiconductors & Related Devices - 2.43%		
O2Micro International Limited (a)	65,295	746,322
Services - Advertising - 0.48%		
HouseValues, Inc. (a)	11,450	146,331
Services - Advertising Agencies - 0.22%		
MDC Partners, Inc. (a) (b)	11,750	66,387
Services - Auto Rental & Leasing - 0.72%		
Ryder System, Inc.	5,200	220,636
Services - Business Services - 5.41%		
Akamai Technologies, Inc. (a)	57,350	1,144,706
Peoplesupport, Inc. (a)	25,235	212,983
Webex Communications, Inc. (a)	12,650	301,197
		1,658,886
Services - Commercial Physical & Biological Research - 1.60%		
Diversa Corp. (a)	71,515	366,157
SFBC International, Inc. (a)	5,900	124,431
		490,588
Services-Computer Integrated Systems Design - 1.71%		
Merge Technologies, Inc. (a)	8,635	246,443
Sonic Solutions (a)	18,050	277,970
		524,413
Services - Computer Processing & Data Preparation - 1.08%		
Per-Se Technologies, Inc. (a)	14,475	331,188
Services - Computer Programming Services - 5.89%		
Novatel Wireless, Inc. (a)	72,255	984,113
Wind River Systems, Inc. (a)	59,550	820,599
		1,804,712
Services - Equipment Rental & Leasing - 1.57%		
United Rentals, Inc. (a)	22,700	480,332
Services - Home Health Care Services - 1.53%		
Matria Healthcare, Inc. (a)	13,800	468,234
Services - Management & Consulting Services - 2.98%		
Navigant Consulting, Inc. (a)	25,000	510,250
Resources Connection, Inc. (a)	13,900	403,656
		913,906
Services - Miscellaneous Amusement & Recreation - 0.89%		
Kerzner International Ltd. (a) (b)	1,820	118,318
Penn National Gaming, Inc. (a)	4,700	155,899
		274,217
Services - Motion Picture & Video Tape Production - 1.42%

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
November 30, 2005 (Unaudited)

Common Stocks - 97.93% - continued	Shares	Value
Services - Prepackaged Software - 5.65%		
Epicor Software Corp. (a)	33,005	$ 455,799
Nuance Communications (a)	73,350	456,237
Rightnow Technologies, Inc. (a)	26,720	483,899
Transaction Systems Architects, Inc. (a)	11,600	337,560
		1,733,495
State Commercial Banks - 3.63%		
Bank of the Ozarks, Inc.	2,650	98,315
Mainsource Financial Group	10,645	192,568
Placer Sierra Bancshares	3,125	89,063
Prosperity Bancshares, Inc.	5,000	153,000
UCBH Holdings, Inc.	7,300	128,772
Wintrust Financial Corp.	8,050	452,249
		1,113,967
Surety Insurance - 1.12%		
Assured Guaranty LTD.	13,100	344,792
Surgical & Medical Instruments & Apparatus - 1.06%		
Advanced Medical Optics, Inc. (a)	7,650	324,437
Television Broadcasting Stations - 0.96%		
Gray Television, Inc.	15,400	137,368
Sinclair Broadcast Group, Inc.	16,300	156,806
		294,174
Title Insurance - 0.40%		
Capital Title Group, Inc.	19,650	121,437
Water Transportation - 1.21%		
Omi Corp.	19,100	370,540
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.46%		
Allscripts Healthcare Solutions, Inc. (a)	12,597	168,800
First Horizon Pharmaceutical Corp. (a)	15,800	278,396
		447,196
Women's, Misses', and Juniors Outerwear - 0.85%		
Bebe Stores, Inc.	16,100	260,337
TOTAL COMMON STOCKS (Cost $27,900,299)		30,022,031
Money Market Securities - 2.20%		
Huntington Money Market Fund - Investment Shares, 2.91% (c)	674,803	674,803
TOTAL MONEY MARKET SECURITIES (Cost $674,803)		674,803
TOTAL INVESTMENTS (Cost $28,575,102) - 100.13%		$ 30,696,834
Liabilities in excess of other assets - (0.13)%		(41,356)
TOTAL NET ASSETS - 100.00%		$ 30,655,478

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the coupon rate shown represents the rate at November 30, 2005.

Tax Related	
Unrealized appreciation	$ 4,454,198
Unrealized depreciation	(2,332,466)
Net unrealized appreciation	$ 2,121,732
Aggregate cost of securities for income tax purposes	$ 28,575,102

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of January 6, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

*_______/s/ Anthony Ghoston____________

Anthony J. Ghoston, President

Date__1/27/06_________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*_______/s/ Anthony Ghoston____________

Anthony J. Ghoston, President

Date__1/27/06_________________

By

*______/s/ Freddie Jacobs Jr                    ___________________

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date_____1/26/06____________________________________

.